Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Long-term deferred taxes, net	$ (168,445)	$ (160,802)
Other assets	15,181	12,203
Deferred tax assets:
Accruals and advances	31,015	26,672
Amortizable intangible assets	17,549	739,058
Performance incentives	14,599	17,596
Customer deposits	20,664	17,771
Bad debt reserve	8,659	3,607
Accrued retirement benefits	67,988	72,520
Disallowed interest expense carryforward	109,575	111,038
Net operating loss carryforward	3,937,736	2,232,359
Tax credits	17,562	36,656
Other	16,491	14,646
Total deferred tax assets	4,241,848	3,271,923
Deferred tax liabilities:
Satellites and other property and equipment	(186,390)	(172,574)
Amortizable intangible assets	(379,653)	(30,788)
Non-amortizable intangible assets	(109,844)	(116,526)
Tax basis differences in investments and affiliates	(231,210)	(218,583)
Other	(72,524)	(21,040)
Total deferred tax liabilities	(979,621)	(559,511)
Valuation allowance	(3,415,491)	(2,861,011)
Total net deferred tax liabilities	$ (153,264)	$ (148,599)